Debt - Summary of Short Term and Long Term Debt (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt [abstract]
Maturity	1 year and for more than one year	1 year and for more than one year